Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Cash And Cash Equivalents [Line Items]
Tabular disclosure of cash and cash equivalents
As of December 31, this caption includes the following:

In thousands of soles	2024	2023	2022
Checking accounts (a)	217,824	226,147	173,037
Term deposits (b)	17,545	14,346	35,214
Cash funds	376	640	443

	235,745	241,133	208,694

(a)
As of December 31, 2024, checking accounts are held at local and foreign banks in local and foreign currency amounting to S/ 91,903 thousand and an equivalent of S/ 125,921 thousand, respectively (S/ 80,163 thousand and an equivalent of S/ 145,984 thousand as of December 31, 2023, and S/ 26,699 thousand and an equivalent of S/ 146,368 thousand as of December 31, 2022).

(b)
As of December 31, 2024, it includes overnight term deposits held at local and foreign banks in local and foreign currency amounting for S/ 2,615 thousand and equivalent to S/ 14,930 thousand respectively. These deposits were held in local and foreign financial entities, earned interest at market rates, and matured at the beginning of February 2025 (S/ 1,253 thousand and equivalent to S/ 13,093 thousand as of December 31, 2023 with maturity at the beginning of February 2024 and S/ 34,408 thousand and equivalent to S/ 806 thousand as of December 31, 2022 with maturity at the beginning of February 2023).

Peruvian Financial Entities [Member]
Disclosure of Cash And Cash Equivalents [Line Items]
Disclosure of external credit grades
The quality of the financial institutions where the Group deposits its cash has been rated as follows:

•	In accordance with the information provided by Apoyo y Asociados Internacionales S.A.C., an international rating agency (applicable to Peruvian financial entities):

In thousands of soles	2024	2023	2022
Bank deposits and accounts
A+	125,939	90,914	73,458
AA+	—	—	204
A-	268	3,128	—
A	3,072	9,667	3,664

	129,279	103,709	77,326

Colombian financial entities [Member]
Disclosure of Cash And Cash Equivalents [Line Items]
Disclosure of external credit grades
•	In accordance with the information provided by an international rating agency (applicable to Colombian financial entities):

In thousands of soles	2024	2023	2022
Bank deposits and accounts
AAA	58,011	109,647	61,919
AA+	10	11	8
AA-	—	5	29

	58,021	109,663	61,956

Mexican financial entities [Member]
Disclosure of Cash And Cash Equivalents [Line Items]
Disclosure of external credit grades
•	In accordance with the information provided by an international rating agency (applicable to Mexican financial entities):

In thousands of soles	2024	2023	2022
Bank deposits and accounts
AAA	25,420	15,426	13,073
A	43	43	19
AA	2,367	2,083	—
BBB	—	9	46,638
BBB+	676	5,229	9,194
BBB-	3,027	1,036	45

	31,533	23,826	68,969

Luxembourg financial entities [Member]
Disclosure of Cash And Cash Equivalents [Line Items]
Disclosure of external credit grades
•	In accordance with the information provided by an international rating agency (applicable to Luxembourg financial entities):

In thousands of soles	2024	2023	2022
Bank deposits and accounts
A+	48	1,351	—
AA	16,488	—
AAA	—	1,944	—

	16,536	3,295	—